Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit | shares	3.63
Maximum Aggregate Offering Price | $	$ 2,541,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 350.91
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any shares of Class A common stock (“Class A Common Stock”) of Gaia, Inc. that become issuable under the Gaia, Inc. 2019 Long-Term Incentive Plan (the “Plan”) in accordance with the adjustment and anti-dilution provisions of the Plan.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act of 1933, as amended, on the basis of the average of the high and low prices of the Class A Common Stock as reported on the NASDAQ Global Market on January 21, 2026.

(3)	Represents 700,000 shares of the Class A Common Stock issuable under the Plan.